Equity - Movement in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [Line Items]
Beginning Balance	₩ 515,976	₩ 479,628	₩ 537,142
Change in reserves	771,210	36,348	(57,514)
Ending Balance	1,287,186	515,976	479,628
Loss on valuation of derivatives [member]
Disclosure of reserves within equity [Line Items]
Beginning Balance			(9,227)
Change in reserves			9,227
Foreign currency translation differences for foreign operations [member]
Disclosure of reserves within equity [Line Items]
Beginning Balance	548,792	509,620	566,651
Change in reserves	476,527	39,172	(57,031)
Ending Balance	1,025,319	548,792	509,620
Amount recognized in other comprehensive income loss from associates excluding remeasurements [member]
Disclosure of reserves within equity [Line Items]
Beginning Balance	(32,816)	(29,992)	(20,282)
Change in reserves	3,320	(2,824)	(9,710)
Ending Balance	(29,496)	₩ (32,816)	₩ (29,992)
Other comprehensive income (loss) held for sale [member]
Disclosure of reserves within equity [Line Items]
Change in reserves	291,363
Ending Balance	₩ 291,363